EQUITY (Details 4) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Shares at the beginning of the year	807,419,692	807,707,162	811,759,800
Purchase of treasury shares		(1,232,300)	(4,836,000)
Delivery of restricted shares	697,157	944,830	783,362
Shares at the end of the year	1,078,116,849	807,419,692	807,707,162
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Shares at the beginning of the year	5,053,554	4,766,084	713,446
Purchase of treasury shares		1,232,300	4,836,000
Delivery of restricted shares	(697,157)	(944,830)	(783,362)
Shares at the end of the year	4,356,397	5,053,554	4,766,084